Preferred Shares - Share activities (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred shares activities
Beginning balance		¥ 3,420,882	¥ 2,990,951	¥ 2,454,892
Beginning balance (in shares)		151,086,581	151,086,581	151,086,581
Accretion to Preferred Shares redemption value			¥ 429,931	¥ 536,059
Accretion to Preferred Shares redemption value		¥ (700,795)	429,931
Converted into ordinary shares value		¥ (2,720,087)
Converted into ordinary shares (in shares)	151,086,581	(151,086,581)
Ending balance			¥ 3,420,882	¥ 2,990,951
Ending balance (in shares)			151,086,581	151,086,581
Series Seed Preferred Shares
Preferred shares activities
Beginning balance		¥ 692,051	¥ 563,088	¥ 430,851
Beginning balance (in shares)		30,769,231	30,769,231	30,769,231
Accretion to Preferred Shares redemption value			¥ 128,963	¥ 132,237
Accretion to Preferred Shares redemption value		¥ (138,097)
Converted into ordinary shares value		¥ (553,954)
Converted into ordinary shares (in shares)		(30,769,231)
Ending balance			¥ 692,051	¥ 563,088
Ending balance (in shares)			30,769,231	30,769,231
Series Angel Preferred Shares
Preferred shares activities
Beginning balance		¥ 495,921	¥ 406,113	¥ 312,510
Beginning balance (in shares)		21,978,022	21,978,022	21,978,022
Accretion to Preferred Shares redemption value			¥ 89,808	¥ 93,603
Accretion to Preferred Shares redemption value		¥ (100,240)
Converted into ordinary shares value		¥ (395,681)
Converted into ordinary shares (in shares)		(21,978,022)
Ending balance			¥ 495,921	¥ 406,113
Ending balance (in shares)			21,978,022	21,978,022
Series B Preferred Shares
Preferred shares activities
Beginning balance		¥ 1,028,888	¥ 867,956	¥ 685,325
Beginning balance (in shares)		45,315,510	45,315,510	45,315,510
Accretion to Preferred Shares redemption value			¥ 160,932	¥ 182,631
Accretion to Preferred Shares redemption value		¥ (213,050)
Converted into ordinary shares value		¥ (815,838)
Converted into ordinary shares (in shares)		(45,315,510)
Ending balance			¥ 1,028,888	¥ 867,956
Ending balance (in shares)			45,315,510	45,315,510
Series C1 Preferred Shares
Preferred shares activities
Beginning balance		¥ 851,362	¥ 816,130	¥ 726,861
Beginning balance (in shares)		37,373,616	37,373,616	37,373,616
Accretion to Preferred Shares redemption value			¥ 35,232	¥ 89,269
Accretion to Preferred Shares redemption value		¥ (178,506)
Converted into ordinary shares value		¥ (672,856)
Converted into ordinary shares (in shares)		(37,373,616)
Ending balance			¥ 851,362	¥ 816,130
Ending balance (in shares)			37,373,616	37,373,616
Series C2 Preferred Shares
Preferred shares activities
Beginning balance		¥ 352,660	¥ 337,664	¥ 299,345
Beginning balance (in shares)		15,650,202	15,650,202	15,650,202
Accretion to Preferred Shares redemption value			¥ 14,996	¥ 38,319
Accretion to Preferred Shares redemption value		¥ (70,902)
Converted into ordinary shares value		¥ (281,758)
Converted into ordinary shares (in shares)		(15,650,202)
Ending balance			¥ 352,660	¥ 337,664
Ending balance (in shares)			15,650,202	15,650,202